Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves
Beginning balance		$ 64.4	$ 58.7	$ 53.3
Charged to Costs and Expenses		20.9	14.2	11.9
Charged To Other Accounts	[1],[2]	(8.3)	(5.2)	(12.3)
Deductions	[3]	(16.3)	(13.7)	(18.8)
Ending balance		60.7	64.4	58.7
Tax Valuation Allowance
Movement in Valuation Allowances and Reserves
Beginning balance		549.7	545.2	297.5
Charged to Costs and Expenses		90.0	3.8	309.6
Charged To Other Accounts	[1],[2]	(16.3)	(14.6)	(6.8)
Deductions	[3]	(71.5)	(13.9)	(55.1)
Ending balance		$ 551.9	$ 549.7	$ 545.2

[1]	(c)Refer to Note Q, Income Taxes, of the Notes to Consolidated Financial Statements in Item 8 for further discussion.
[2]	Amounts represent the impact of foreign currency translation, acquisitions and net transfers to/from other accounts.
[3]	With respect to the allowance for doubtful accounts, deductions represent amounts charged-off less recoveries of accounts previously charged-off.